Employee Benefits - Additional Information (Detail) $ in Millions	12 Months Ended
Jan. 31, 2024 CAD ($)
Disclosure Of Employee Benefit Expenses [line items]
Rate of increase for health care cost in next twelve month	4.50%
Rate of increase for health care cost remaining	3.30%
Rate of increase for health care cost in fiscal year 2035	3.30%
Non adjusting event [member]
Disclosure Of Employee Benefit Expenses [line items]
Expected contribution to defined benefit pension plans	$ 15.2
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Percentage of defined benefit obligations	50.00%
Weighted average duration of defined benefit obligation	14 years
Defined benefit obligation expected duration	16 years
Austria [member]
Disclosure Of Employee Benefit Expenses [line items]
Percentage of defined benefit obligations	50.00%
Weighted average duration of defined benefit obligation	11 years
Defined benefit obligation expected duration	13 years